SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS	6 Months Ended
Jun. 30, 2022
SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS
SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS

NOTE 14 – SHAREHOLDERS’ EQUITY AND SHARE OWNERSHIP AND RIGHTS

Quoin Inc.

On March 5, 2018, in connection with the incorporation as a Delaware corporation, Quoin Inc. issued 100 shares for a consideration of $100 split equally between the two founders and officers of Quoin Inc. In connection with the Merger transaction, the two founders exchanged their shares in Quoin Inc. for 240,292 ADSs in Quoin Ltd., which was subsequently reduced to 224,388 shares in May 2022 following the determination of the number of shares held in escrow allocated to certain former shareholders of Cellect. All share and per share amounts have been adjusted to reflect this recapitalization.

Quoin Ltd.

The Company held a Special General Meeting on February 28, 2022, at which the Company’s shareholders adopted the Amended and Restated Articles of Association of the Company. The Company held its Annual General Meeting on April 12, 2022, and which the Company’s shareholders approved an increase to the authorized share capital to 50,000,000,000 ordinary shares from 12,500,000,000, no par value. These ordinary shares are not redeemable and do not have any preemptive rights.

The Purchase Agreement (as defined below) provided that for a period of 180 days following the closing of the Offering, the Company will not effect or enter into an agreement to effect a “variable rate transaction” as defined in the Purchase Agreement. Further, the Company has agreed in the Purchase Agreement not to issue, enter into any agreement to issue or announce the issuance or proposed issuance of any ADSs or ordinary shares or their equivalents, subject to certain exceptions, for a period of 90 days after the closing of the Offering.

Holders of our ordinary shares have one vote for each ordinary share held on all matters submitted to a vote of shareholders at a shareholders meeting. The board of directors shall determine and provide a record date for each shareholders meeting and all shareholders at such record date may vote. Unless stipulated differently in the Companies Law or in the articles of association, all shareholders’ resolutions shall be approved by a simple majority vote.

Under Israeli law, the Company may declare and pay dividends only if, upon the determination of our board of directors, there is no reasonable concern that the distribution will prevent us from being able to meet the terms of our existing and foreseeable obligations as they become due. Under the Companies Law, the distribution amount is further limited to the greater of retained earnings or earnings generated over the two most recent years legally available for distribution according to our then last reviewed or audited financial statements, provided that the date of the financial statements is not more than six months prior to the date of distribution. In the event that the Company does not have retained earnings or earnings generated over the two most recent years legally available for distribution, the Company may seek the approval of the court in order to distribute a dividend. The court may approve our request if it determines that there is no reasonable concern that the payment of a dividend will prevent the Company from satisfying our existing and foreseeable obligations as they become due.

The Bank of New York Mellon, as depositary, has registered and delivered American Depositary Shares, also referred to as ADSs. Following an ADS ratio adjustment effective August 1, 2022 (See Note 17), each ADS represents five thousand (5,000) ordinary shares (or a right to receive five thousand (5,000) ordinary shares). Each ADS will also represent any other securities, cash or other property which may be held by the depositary. ADSs may be held either (a) directly (1) by having an American Depositary Receipt, also referred to as an ADR, which is a certificate evidencing a specific number of ADSs or (2) by having uncertificated ADSs, or (b) indirectly by holding a security entitlement in ADSs through a broker or other financial institution that is a direct or indirect participant in The Depository Trust Company, also called DTC.

In the three months ended June 30, 2022 the Investor exercised  the Series B Warrant pursuant to the alternate cashless exercise rights of such warrant, which gives the Investor the sole option as elected by the Investor to receive 1.0 ADS for each warrant ADS underlying such warrant, resulting in the issuance of a total of 342,100 ADSs to the Investor, representing 1,710,500,800 ordinary shares.

Warrants

The following table summarizes warrant activities during the year ended December 31, 2021 and the six months ended June 30, 2022:

	ADSs	Weighted
	Underlying	Average
	Warrants	Exercise Price
Outstanding at December 31, 2020	—	—
Granted	128,463	$49.75
Assumed as part of Merger	8,820	137.50
Outstanding at December 31, 2021	137,283	$55.39
Granted	1,257,721	49.75
Exercised – cashless	(342,100)	—
Outstanding at June 30, 2022	1,052,904	$50.49

The following vested warrants were outstanding at June 30, 2022, exercisable into ADSs (the Investor Exchange Warrants and Series A Warrant were amended and subsequently exercised in July and August 2022, and Series C Warrant and the remaining portion of Series A Warrant were cancelled, see Note 17) :

		Exercise	Year of
	ADSs (1)	Price	maturity
Warrants held by 2020 noteholders	29,388	$49.75	2027
Exchange warrants held by Investor	99,074	$49.75	2026
Warrants held by former Cellect warrant holders	8,820	$137.50	2024
Series A warrant held by Investor (2)(4)	533,274	$49.75	2027
Series B warrant held by Investor (2)(3)(4)	191,174	$49.75	2024
Series C warrant held by Investor (2)	191,174	$49.75	2024
Total	1,052,904
1)	See Note 17 for subsequent amendment
2)	Equity-classified warrants issued effective as of March 13, 2022 pursuant to the Primary Financing requirements.
3)	The Series B Warrant provides for alternate cashless exercise pursuant to which the Investor has the sole option as elected by the Investor to receive 1.0 ADS for each warrant share being exercised in such cashless exercise
4)	As of June 30, 2022, the Company expected to issue additional Series A and Series B Warrants, each to purchase 191,173 ADSs to the Investor upon exercise of the Series C Warrant, which are included in the totals in the table above. See Note 17 for subsequent amendment.

The intrinsic value of outstanding warrants at June 30, 2022 was negligible.